SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of diluted earnings per share
A reconciliation of net (loss) income and weighted-average shares of common stock outstanding for purposes of calculating basic and diluted net (loss) income per share for the years ended December 31 follows:

	2015		2014		2013
Net (loss) income from continuing operations	$(12,180)		$(1,022)		$3,053
Net income from continuing operations attributable to noncontrolling interests	(27)		(358)		(576)
Preferred dividends attributable to redeemable noncontrolling interest	(41)		(40)		(22)
Undistributed earnings allocated to participating securities	(3)		(3)		—
Net (loss) income from continuing operations attributable to common stockholders	$(12,251)		$(1,423)		$2,455

Net income from discontinued operations	$91		$277		$388
Net income from discontinued operations attributable to noncontrolling interests	(79)		(165)		(185)
Net income from discontinued operations attributable to common stockholders	$12		$112		$203

Net (loss) income attributable to common stockholders	$(12,239)		$(1,311)		$2,658

Basic weighted-average shares of common stock outstanding (millions)	1,082		1,039		1,002
Add shares issuable upon exercise or vesting of dilutive stock options and RSUs (millions)	—	[a]	—	[a]	4	[a]
Diluted weighted-average shares of common stock outstanding (millions)	1,082		1,039		1,006

Basic net (loss) income per share attributable to common stockholders:
Continuing operations	$(11.32)		$(1.37)		$2.45
Discontinued operations	0.01		0.11		0.20
	$(11.31)		$(1.26)		$2.65

Diluted net (loss) income per share attributable to common stockholders:
Continuing operations	$(11.32)		$(1.37)		$2.44
Discontinued operations	0.01		0.11		0.20
	$(11.31)		$(1.26)		$2.64

a.
Excludes approximately 9 million shares of common stock in 2015, 10 million in 2014 and 1 million in 2013 associated with outstanding stock options with exercise prices less than the average market price of FCX's common stock and RSUs that were anti-dilutive